Leases - Summary of Amounts Recognised in Statement of Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Operating Lease [Abstract]
Interest expense on lease liabilities	[1]	$ 2,731
Depreciation on right-of-use assets during the year ended March 31, 2020 (lease under IFRS 16)		$ 5,284
Rent charged during the year ended (lease under IAS 17)			$ 6,581	$ 7,701

[1]	Upon adoption of IFRS 16 the Group has recognised depreciation on right-of-use assets and interest on lease liabilities instead of rent expense on leasehold properties. (refer note 4,15,16 and 19)